UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 87.9%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,148,780	$928,382	(a)
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	968,890	951,961	(a)
Ace Securities Corp., 2005-RM1 M4	1.545%	3/25/35	3,120,123	2,403,026	(b)
Adjustable Rate Mortgage Trust, 2005-05 1A1	2.883%	9/25/35	244,524	187,492	(a)(b)
Adjustable Rate Mortgage Trust, 2005-07 2A21	2.963%	10/25/35	821,900	742,914	(a)(b)
Adjustable Rate Mortgage Trust, 2005-10 1A21	3.216%	1/25/36	285,748	247,583	(a)(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1	1.025%	3/25/36	368,387	212,109	(a)(b)
AFC Home Equity Loan Trust, 2003-3 1A	1.275%	10/25/30	1,534,045	1,353,996	(a)(b)(c)
American Home Mortgage Assets, 2005-2 2A1A	3.040%	1/25/36	1,333,132	931,942	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	0.734%	10/25/46	2,351,686	1,578,456	(a)(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.975%	9/25/35	254,257	201,676	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-2 2A	1.325%	3/25/47	12,866,883	1,297,458	(b)
American Home Mortgage Investment Trust, 2007-A 4A	1.424%	7/25/46	2,238,059	841,129	(a)(b)(c)
Argent Securities Inc., 2006-M2 A2C	0.675%	9/25/36	2,411,584	987,361	(b)
Argent Securities Inc., 2006-M2 A2D	0.765%	9/25/36	636,488	263,108	(b)
Argent Securities Inc., 2006-M3 A2C	0.685%	10/25/36	3,891,092	1,802,836	(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.575%	10/25/35	4,925,027	969,342	(a)(b)(d)
Banc of America Funding Corp., 2004-B 6A1	2.063%	12/20/34	454,909	317,923	(a)(b)
Banc of America Funding Corp., 2004-C 3A1	3.052%	12/20/34	644,410	595,695	(a)(b)
Banc of America Funding Corp., 2006-D 2A1	4.685%	5/20/36	64,524	58,278	(a)(b)
Banc of America Funding Corp., 2006-D 6A1	3.128%	5/20/36	1,306,659	1,148,143	(a)(b)
Banc of America Funding Corp., 2006-F 1A1	3.098%	7/20/36	421,521	410,984	(a)(b)
Banc of America Funding Corp., 2006-H 3A1	3.157%	9/20/46	119,017	95,770	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.532%	9/26/45	3,750,000	2,566,122	(a)(b)(c)
Banc of America Funding Corp., 2015-R2 9A2	0.802%	3/27/36	4,727,013	2,689,407	(a)(b)(c)
Banc of America Funding Corp., 2015-R3 2A2	0.654%	2/27/37	2,456,907	1,395,540	(c)
Banc of America Funding Corp., 2015-R4 4A3	15.972%	1/1/30	7,636,148	4,144,756	(b)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.874%	5/28/37	1,414,943	1,052,377	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	1.325%	3/25/37	3,447,905	3,111,800	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.425%	3/25/37	4,197,688	3,665,186	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	1.675%	3/25/37	1,901,821	1,680,734	(a)(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	2.025%	3/25/37	820,930	660,594	(a)(b)(c)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	674,973	657,572	(a)(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.968%	11/25/35	434,975	376,475	(a)(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	3.381%	3/25/36	1,601,041	1,224,483	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	4.072%	6/25/43	74,317	72,502	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B	4.525%	10/25/34	481,729	473,977	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	1.025%	9/25/34	114,931	105,752	(a)(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.705%	6/25/37	2,005,418	1,689,377	(a)(b)
Centex Home Equity Loan Trust, 2004-D MV1	1.145%	9/25/34	1,127,216	1,037,811	(a)(b)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	236,562	193,668	(a)
Chaseflex Trust, 2005-2 3A3, IO	4.975%	6/25/35	12,650,775	2,448,291	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.655%	4/25/47	221,645	$174,309	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.942%	9/25/37	4,017,305	2,257,412	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	3.088%	9/25/34	129,126	128,329	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.850%	8/25/34	66,149	64,295	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	3.075%	8/25/35	275,596	233,588	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.082%	12/25/35	271,962	242,789	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	3.004%	7/25/36	367,590	232,524	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.605%	3/25/37	380,362	286,812	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2008-3 A3	6.100%	4/25/37	7,975,269	2,990,263	(c)
Connecticut Avenue Securities, 2013-C01 M2	5.775%	10/25/23	1,260,000	1,398,220	(a)(b)
Connecticut Avenue Securities, 2016-C02 1B	12.775%	9/25/28	2,355,000	2,934,530	(a)(b)(c)
Connecticut Avenue Securities, 2016-C04 1B	10.774%	1/25/29	2,510,000	2,741,166	(b)(c)
Countrywide Alternative Loan Trust, 2003-20CB M	5.582%	10/25/33	2,779,275	1,982,327	(a)(b)
Countrywide Alternative Loan Trust, 2005-07CB 1A3, IO	6.075%	4/25/35	319,112	4,756	(b)(d)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.475%	6/25/35	3,047,898	444,448	(b)(d)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.307%	5/25/35	323,494	211,952	(a)(b)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.817%	8/25/35	685,782	613,611	(a)(b)
Countrywide Alternative Loan Trust, 2005-50CB 1A1	5.500%	11/25/35	395,081	383,343	(a)
Countrywide Alternative Loan Trust, 2005-J10 1A1	1.025%	10/25/35	180,351	135,181	(a)(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.537%	5/25/36	627,664	455,030	(a)(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	142,681	100,668	(a)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	5.975%	9/25/37	9,066,470	2,652,751	(b)(d)
Countrywide Alternative Loan Trust, 2007-23CB A8	26.299%	9/25/37	856,729	1,388,752	(a)(b)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	362,077	349,694	(a)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.705%	6/25/47	2,164,159	1,695,671	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	293,337	291,800	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	106,184	106,380	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.855%	7/25/36	1,025,036	853,520	(a)(b)(c)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.795%	11/25/37	9,000,000	515,850	(b)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	1.075%	5/25/47	917,690	621,758	(b)(c)
Countrywide Home Equity Loan Trust, 2004-B 1A	0.744%	2/15/29	1,141,844	1,028,736	(a)(b)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.804%	2/15/34	67,215	60,243	(a)(b)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.744%	11/15/35	131,062	117,219	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	1.285%	9/25/34	1,026,347	927,347	(a)(b)
Countrywide Home Loans, 2005-11 6A1	1.125%	3/25/35	59,837	53,925	(a)(b)
Countrywide Home Loans, 2005-18 A7	18.081%	10/25/35	31,104	43,141	(a)(b)
Countrywide Home Loans, 2005-HYB9 1A1	3.170%	2/20/36	226,950	175,932	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	1.165%	3/25/35	126,523	104,923	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.124%	5/25/35	147,036	118,156	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.431%	4/25/35	721,715	496,435	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.137%	2/20/36	266,428	224,133	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.883%	10/20/35	1,008,220	806,998	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.885%	3/25/35	453,621	$404,685	(a)(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	101,402	105,406	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.775%	3/25/36	571,970	446,350	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	498,652	444,885	(a)
Credit Suisse Mortgage Capital Certificates, 2009-15R 2A2	3.690%	10/26/36	4,748,792	3,543,248	(a)(b)(c)
Credit Suisse Mortgage Trust, 2010-18R 6A5	3.194%	9/28/36	2,133,000	1,750,299	(b)(c)
Credit Suisse Mortgage Trust, 2014-11R 9A2	0.664%	10/27/36	4,453,765	2,629,222	(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	2.075%	3/25/33	2,061,297	1,967,706	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	0.744%	9/25/36	4,404,590	863,530	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	57,680	43,714	(a)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	8.707%	4/15/36	414,233	112,013	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	15.058%	4/15/36	395,119	181,609	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	10.201%	4/15/36	101,409	47,534	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	7.029%	4/15/36	372,700	130,212	(b)(c)(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.851%	2/19/45	1,294,430	748,512	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.741%	3/19/45	374,132	333,195	(a)(b)
EMC Mortgage Loan Trust, 2002-AA A1	1.465%	5/25/39	80,900	77,698	(a)(b)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.974%	12/25/42	736,668	711,573	(a)(b)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.625%	12/25/42	5,305,093	1,242,271	(b)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.602%	8/25/35	1,132,898	974,677	(a)(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	163,736	126,392	(a)
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.895%	2/25/37	350,509	171,258	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.775%	10/25/35	574,333	479,816	(a)(b)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	1.024%	11/15/30	239,522	215,518	(a)(b)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	2,841,980	414,748
GS Mortgage Securities Corp. II, 2000-1A A	1.232%	3/20/23	76,521	75,681	(a)(b)(c)
GSAA Home Equity Trust, 2005-11 2A2	0.845%	10/25/35	4,288,511	2,974,144	(a)(b)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.476%	4/25/35	3,511,350	448,189	(b)(c)(d)
GSAMP Trust, 2004-SEA2 M2	1.775%	3/25/34	4,012,144	2,814,575	(b)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	585,683	594,888	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.480%	6/25/34	244,392	231,728	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	88,273	101,658	(a)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	567,795	612,267	(a)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	93,924	102,634	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
GSR Mortgage Loan Trust, 2005-AR4 2A1	3.397%	7/25/35	368,652	$336,983	(a)(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	3.179%	10/25/35	146,203	128,250	(a)(b)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.025%	10/25/36	594,481	117,964	(b)(d)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.125%	1/25/37	1,370,099	436,107	(b)(d)
GSRPM Mortgage Loan Trust, 2007-1 A	0.925%	10/25/46	1,935,932	1,643,043	(a)(b)(c)
HarborView Mortgage Loan Trust, 2005-9 B5	1.532%	6/20/35	2,539,666	1,496,900	(a)(b)
HarborView Mortgage Loan Trust, 2006-02	3.087%	2/25/36	53,693	44,229	(a)(b)
Home Equity Mortgage Trust, 2006-1 A3	1.025%	5/25/36	3,500,000	120,738	(b)
Homestar Mortgage Acceptance Corp., 2004-3 M3	2.125%	7/25/34	683,956	570,173	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-6 M7	2.475%	1/25/35	1,132,859	930,166	(a)(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	3.098%	1/25/37	269,109	206,752	(a)(b)
Impac CMB Trust, 2004-8 1A	1.245%	10/25/34	486,406	424,054	(a)(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	1.045%	3/25/31	95,965	86,971	(a)(b)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.908%	1/25/36	142,769	133,503	(a)(b)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.825%	11/25/35	1,647,637	967,809	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.750%	1/25/35	117,503	108,810	(a)(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	3.030%	9/25/35	109,009	91,993	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	3.029%	5/25/36	416,495	346,060	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	2.935%	6/25/36	661,495	644,422	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	3.242%	6/25/36	579,862	450,516	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	3.123%	9/25/36	2,552,914	1,554,903	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	3.139%	5/25/37	2,441,151	1,965,680	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.648%	6/25/37	282,080	216,441	(a)(b)
Irwin Home Equity, 2005-C 1M4	7.250%	4/25/30	608,152	614,938	(a)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,190,181	865,039	(a)(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	2.759%	3/25/37	666,803	568,803	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,240,667	1,030,235	(a)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	151,330	152,414	(a)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	47,285	48,292	(a)
Lehman Mortgage Trust, 2006-3 1A7, IO	4.875%	7/25/36	9,031,651	1,976,943	(a)(b)(d)
Lehman Mortgage Trust, 2006-3 2A1	0.885%	7/25/36	3,717,941	980,547	(a)(b)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.615%	7/25/36	4,198,118	1,328,671	(a)(b)(d)
Lehman Mortgage Trust, 2006-7 1A3, IO	4.825%	11/25/36	8,344,239	1,977,658	(b)(d)
Lehman Mortgage Trust, 2006-7 3A2, IO	6.625%	11/25/36	6,386,267	2,445,688	(a)(b)(d)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.105%	2/25/37	12,038,818	4,650,317	(b)(d)
Lehman Mortgage Trust, 2007-5 2A3	0.855%	6/25/37	3,997,098	1,451,751	(b)
Lehman XS Trust, 2005-9N 1A1	0.795%	2/25/36	1,396,631	1,196,533	(a)(b)
Lehman XS Trust, 2006-14N 3A2	0.645%	8/25/36	2,150,581	1,651,677	(a)(b)
Lehman XS Trust, 2006-19 A4	0.695%	12/25/36	1,063,658	793,160	(a)(b)
Lehman XS Trust, 2007-8H A1	0.655%	6/25/37	36,031	34,479	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.102%	10/25/34	166,898	162,724	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.735%	4/25/46	360,894	261,176	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.923%	2/25/36	60,106	$55,497	(a)(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,918,305	(a)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	822,537	803,592	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	219,755	222,688	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	89,262	90,737	(a)(c)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	13,275	13,636	(a)(c)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.541%	5/25/36	1,639,930	1,487,419	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.868%	3/25/36	841,294	577,247	(a)(b)
Morgan Stanley Capital Inc., 2003-NC10 M2	3.225%	10/25/33	323,993	311,777	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	3.315%	8/25/34	410,158	406,815	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	2.931%	9/25/34	526,347	270,899	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2006-7 4A2	1.275%	6/25/36	3,782,361	2,483,226	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.595%	6/25/36	300,836	128,701	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.755%	2/25/37	1,420,954	779,906	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.343%	11/25/37	1,135,340	808,924	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2 1B	0.688%	12/26/46	1,007,192	428,784	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3	1.590%	11/25/34	806,040	678,276	(a)(b)
Nomura Resecuritization Trust, 2014-5R 1A9	9.898%	6/26/35	1,899,759	1,840,150	(a)(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.638%	9/25/34	1,367,983	1,249,429	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	3,013,697	2,821,462	(a)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	1.065%	8/25/31	1,132,796	872,355	(a)(b)
RAAC Series, 2006-RP3 A	0.794%	5/25/36	542,141	522,480	(a)(b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	619,301	449,495	(a)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.765%	8/25/36	1,278,710	725,103	(b)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,170,683	1,630,404
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,624,707	1,334,347
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	452,316	221,725
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,945,443	1,045,880
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,272,428	1,659,833
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,645,552	1,010,324
Residential Accredit Loans Inc., 2005-QA3 CB4	3.561%	3/25/35	2,218,274	1,418,456	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A11	3.536%	1/25/36	707,957	543,300	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A31	4.640%	1/25/36	1,629,652	1,274,101	(a)(b)
Residential Accredit Loans Inc., 2006-QA04 A	0.705%	5/25/36	469,995	410,072	(a)(b)
Residential Accredit Loans Inc., 2006-QO2 A2	0.795%	2/25/46	4,564,046	2,089,502	(b)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.635%	9/25/36	885,058	240,209	(b)(d)
Residential Accredit Loans Inc., 2007-QA2 A1	0.655%	2/25/37	433,439	382,631	(a)(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	852,171	857,700	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	113,177	91,741	(a)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	561,778	523,100	(a)
Residential Asset Securities Corp., 2003-KS9 A2B	1.165%	11/25/33	936,746	813,307	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Residential Asset Securitization Trust, 2005-A13 1A3	0.995%	10/25/35	182,056	$136,668	(a)(b)
Residential Asset Securitization Trust, 2005-A7 A2, IO	6.725%	6/25/35	2,588,936	459,194	(b)(d)
Residential Asset Securitization Trust, 2006-A1 1A6	1.025%	4/25/36	2,140,608	1,165,814	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	4.975%	4/25/36	4,436,493	1,118,893	(a)(b)(d)
Residential Asset Securitization Trust, 2007-A1 A6, IO	6.531%	3/25/37	5,368,882	1,548,968	(a)(b)(d)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	379,189	318,522	(a)
Residential Funding Mortgage Securities I, 2005-SA3 1A	3.246%	8/25/35	1,619,187	1,212,737	(a)(b)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO	4.875%	9/25/36	6,686,454	1,170,340	(b)(d)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	4.664%	8/25/36	385,360	336,274	(a)(b)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO	4.975%	6/25/37	3,470,841	578,766	(b)(d)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	7,796	7,806	(a)(b)
Residential Funding Mortgage Securities II, 2005-HI2 M7	6.310%	5/25/35	283,944	285,761	(a)
Saxon Asset Securities Trust, 2007-3 2A1	0.745%	9/25/47	152,887	152,402	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 B	11.025%	10/25/28	500,000	560,782	(a)(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA3 B	11.775%	12/25/28	1,040,000	1,211,788	(a)(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA4 B	10.018%	3/25/29	1,590,000	1,608,217	(b)
Structured ARM Loan Trust, 2004-07 A3	1.260%	6/25/34	174,204	156,189	(a)(b)
Structured ARM Loan Trust, 2004-18 1A2	2.966%	12/25/34	584,618	557,019	(a)(b)
Structured ARM Loan Trust, 2005-04 1A1	2.976%	3/25/35	239,077	206,655	(a)(b)
Structured ARM Loan Trust, 2005-04 5A	3.263%	3/25/35	214,753	198,763	(a)(b)
Structured ARM Loan Trust, 2005-07 1A3	2.953%	4/25/35	135,682	125,647	(a)(b)
Structured ARM Loan Trust, 2005-20 4A2	2.944%	10/25/35	284,452	9,717	(b)
Structured ARM Loan Trust, 2006-8 3A5	3.310%	9/25/36	2,224,968	1,786,466	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M7	3.300%	9/25/34	5,090	4,784	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M9	4.275%	9/25/34	318,981	255,812	(b)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.745%	5/25/46	728,478	396,976	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	185,031	188,738	(a)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	176,453	168,042	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.875%	3/25/35	80,069	66,036	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,345,933	1,342,830	(a)(c)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	1,712,635	893,754	(c)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.774%	3/16/30	718,625	637,832	(a)(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.104%	10/20/35	59,205	54,028	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4	32.081%	11/25/35	106,932	192,769	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3	1.425%	11/25/35	216,533	155,017	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-8 1A6	21.357%	10/25/35	366,669	496,332	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	1.015%	10/25/45	400,529	$343,941	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 2A1	2.788%	1/25/36	668,199	585,305	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1	0.625%	12/25/36	596,489	389,034	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.193%	11/25/46	1,308,035	660,380	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.270%	12/25/36	362,025	310,909	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR18 1A1	2.026%	1/25/37	45,348	38,746	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.766%	3/25/37	138,780	131,714	(a)(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	4.935%	3/25/37	5,423,121	996,291	(a)(b)(d)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR2 2A2	2.875%	3/25/35	123,553	124,890	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR8 B1	2.996%	6/25/35	583,158	525,958	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-2 1A4	17.943%	3/25/36	2,079,631	2,475,547	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $186,890,396)				201,600,840

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 14.3%
Access Group Inc., 2004-A B1	1.699%	7/1/39	1,400,000	1,167,162	(a)(b)
American Money Management Corp., 2015-16A E	6.273%	4/14/27	1,750,000	1,523,620	(a)(b)(c)
Babson CLO Ltd., 2015-2A E	6.246%	7/20/27	1,500,000	1,366,059	(a)(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	783,673	816,994	(a)(b)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	410,069	419,596	(a)(b)
Carlyle Global Market Strategies, 2015-2A D	6.034%	4/27/27	1,250,000	1,137,475	(a)(b)(c)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,341,042	2,489,977	(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.233%	10/25/36	380,005	395,109	(a)(c)
Dryden Senior Loan Fund, 2015-40A E	6.767%	8/15/28	1,300,000	1,220,123	(a)(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	384,406	297,021	(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	5.896%	7/20/27	1,250,000	1,101,001	(a)(b)(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,048,768	1,045,727	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.813%	6/19/29	375,000	345,056	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
Greenpoint Manufactured Housing, 1999-4 A2	4.021%	2/20/30	500,000		$454,332	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	4.012%	2/20/32	250,000		225,933	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.028%	3/13/32	425,000		384,610	(b)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	485,000	EUR	552,997	(c)(d)(e)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	940,000		935,450	(a)(c)
Neuberger Berman CLO Ltd., 2015-19A D	5.930%	7/15/27	2,000,000		1,769,930	(a)(b)(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	1,858,213		1,613,665	(a)(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	1,912,037		1,703,256	(a)(b)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2	1.154%	11/25/35	2,277,298		1,222,847	(b)
Purchasing Power Funding, 2015-A C	8.000%	12/15/19	1,623,342		1,635,517	(a)(c)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,330,000		2,187,017	(a)(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875		3,196,875	(a)(c)(d)(e)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	700		1,750,000	(a)(c)(d)(e)
Treman Park CLO Ltd, 2015-1A E	6.896%	4/20/27	1,800,000		1,719,414	(a)(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $33,469,525)					32,676,763

			FACE AMOUNT†
COMMERCIAL MORTGAGE-BACKED SECURITIES - 34.4%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.801%	4/10/49	3,000,000		2,773,548	(b)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.004%	12/15/19	1,500,000		1,448,304	(a)(b)(c)
BCAP LLC Trust, 2014-RR3 3A2	0.293%	7/26/36	85,000		55,732	(a)(c)
BCAP LLC Trust, 2014-RR3 5A2	0.658%	10/26/36	100,000		65,477	(a)(b)(c)
BLCP Hotel Trust, 2014-CLMZ M	6.252%	8/15/29	1,480,185		1,445,879	(a)(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,919,757		1,547,438	(a)(b)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000		1,200,584	(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.293%	4/10/48	2,950,000		1,995,409	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.293%	4/10/48	1,410,000		675,565	(b)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.398%	7/10/45	3,500,000		2,541,549	(a)(b)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	110,000		83,428	(a)(b)(c)
Commercial Mortgage Trust, 2015-CR25 D	3.949%	8/10/48	100,000		77,871	(a)(b)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000		2,030,514	(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000		683,064	(b)(c)
Credit Suisse Mortgage Trust, 2006-1R 1A2	18.089%	7/27/36	1,053,751		1,288,790	(b)(c)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	420,007		418,743	(a)(b)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,501,000		2,287,485	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,940,000		1,793,641	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000		1,314,162	(a)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	3,000,000		2,900,121	(a)(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/1/28	4,000,000		3,870,000	(a)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000		1,376,833	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.781%	6/25/20	787,301		35,265	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	10,200,000		969,334	(a)(b)
FREMF Mortgage Trust, 2014-KF05 B	4.524%	9/25/22	1,636,708		1,609,877	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
GE Business Loan Trust, 2005-1A D	3.244%	6/15/33	606,421	$520,083	(a)(b)(c)
GE Business Loan Trust, 2006-1A C	0.944%	5/15/34	159,524	135,760	(a)(b)(c)
GE Business Loan Trust, 2006-2A C	0.904%	11/15/34	927,607	816,135	(a)(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	2,000,000	1,848,561	(a)(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	190,000	154,247	(a)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.988%	8/10/45	4,800,000	2,054,855	(b)
GS Mortgage Securities Trust, 2007-GG10 AM	5.988%	8/10/45	1,990,000	1,918,604	(a)(b)
GS Mortgage Securities Trust, 2013-GC14 F	4.927%	8/10/46	160,000	117,442	(a)(b)(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.749%	11/15/16	1,750,000	1,751,247	(a)(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	550,000	413,244	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	380,000	381,310	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.116%	4/17/45	940,000	706,768	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000	1,767,880	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	318,303	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	600,000	486,891	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.881%	2/12/49	1,610,000	1,313,977	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD11 AM	5.940%	6/15/49	3,500,000	3,525,321	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.207%	2/15/51	1,080,000	984,256	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	2,650,000	1,197,535	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.749%	10/15/19	1,900,000	1,870,737	(a)(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	452,000	369,753	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,422,000	1,097,784	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	400,000	306,887	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000	453,895	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.680%	10/15/48	2,000,000	1,349,688	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.680%	10/15/48	900,000	506,019	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,290,000	1,179,069	(a)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.297%	12/12/49	1,590,000	1,446,625	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,443,396	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	2,069,487	(a)(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000	2,527,123	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	130,000	89,056	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	2,000,000	1,364,878	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.620%	12/15/47	400,000	329,942	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000	$3,538,039	(a)(b)(c)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.961%	11/15/45	3,500,000	2,904,709	(a)(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $84,767,416)				78,748,119

CORPORATE BONDS & NOTES - 3.9%
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 1.4%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	3,150,000

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	582,513	(a)(c)

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 US, Notes	8.027%	10/1/19	66,901	70,246	(a)(c)(d)

MATERIALS - 1.3%
Metals & Mining - 1.3%
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,800,000	2,931,600	(c)(f)

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,315,438	(f)(g)

TOTAL CORPORATE BONDS & NOTES (Cost - $9,163,177)				9,049,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $314,290,514)				322,075,519

			SHARES
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $10,424,606)	0.253%		10,424,606	10,424,606

TOTAL INVESTMENTS - 145.1% (Cost - $324,715,120#)				332,500,125
Liabilities in Excess of Other Assets - (45.1)%				(103,268,810)

TOTAL NET ASSETS - 100.0%				$229,231,315

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
EUR	— Euro
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$201,600,840	—	$201,600,840
Asset-Backed Securities	—	25,442,053	$7,234,710	32,676,763
Commercial Mortgage-Backed Securities	—	74,878,119	3,870,000	78,748,119
Corporate Bonds & Notes	—	9,049,797	—	9,049,797

Total Long-Term Investments	—	$310,970,809	$11,104,710	$322,075,519

Short-Term Investments†	$10,424,606	—	—	$10,424,606

Total Investments	$10,424,606	$310,970,809	$11,104,710	$332,500,125

Other Financial Instruments:
Futures Contracts	$9,582	—	—	$9,582
Forward Foreign Currency Contracts	—	$679	—	679

Total Other Financial Instruments	$9,582	$679	—	$10,261

Total	$10,434,188	$310,971,488	$11,104,710	$332,510,386

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
OTC Total Return Swaps	—	$244,416	—	$244,416
Futures Contracts	$3,518	—	—	3,518
Forward Foreign Currency Contracts	—	1,304	—	1,304

Total	$3,518	$245,720	—	$249,238

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COMMERCIAL MORTGAGE-BACKED SECURITIES	OTC TOTAL RETURN SWAPS	TOTAL
Balance as of December 31, 2015	$9,415,616	$11,547,644	$0 *	$20,963,260
Accrued premiums/discounts	9,599	7,486	—	17,085
Realized gain (loss)	(61,382)	(139,027)	1,960	(198,449)
Change in unrealized appreciation (depreciation)[1]	(13,804)	7,031	(244,416)	(251,189)
Purchases	—	—	—	—
Sales	(1,415,252)	(4,653,013)	(1,960)	(6,070,225)
Transfers into Level 3[2]	935,450	—	—	935,450
Transfers out of Level 3[3]	(1,635,517)	(2,900,121)	244,416	(4,291,222)

Balance as of September 30, 2016	$7,234,710	$3,870,000	—	$11,104,710

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$(25,980)	$(85,351)	—	$(111,331)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,115,690
Gross unrealized depreciation	(15,330,685)

Net unrealized appreciation	$7,785,005

At September 30, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
						Corporate Bonds & Notes	$2,053,313
Credit Suisse	0.75%	6/26/13	TBD	**	$1,990,450	Cash	104,063
						Corporate Bonds & Notes	2,931,600
Credit Suisse	1.00%	1/12/16	TBD	**	2,102,800	Cash	109,937

					$4,093,250		$5,198,913

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bund	2	12/16	$369,623	$372,278	$(2,655)
U.S. Treasury 10-Year Notes	117	12/16	15,351,207	15,341,625	9,582
U.S. Treasury 5-Year Notes	25	12/16	3,037,028	3,037,891	(863)

Net unrealized appreciation on open futures contracts					$6,064

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	600,000	USD	674,775	Citibank N.A.	11/10/16	$378
USD	1,158,442	EUR	1,030,651	Citibank N.A.	11/10/16	(1,304)
USD	56,564	EUR	50,000	Citibank N.A.	11/10/16	301

Total						$(625)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At September 30, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	5,608,587	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	$(244,416	)(b)

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016